TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (loss) before taxes on income:
Domestic	$ (1,000)	$ 328	$ (810)
Foreign	7,947	4,814	6,508
Income (loss) before taxes on income	$ 6,947	$ 5,142	$ 5,698